DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) instrument	Dec. 31, 2022 BRL (R$)
DEBENTURES
Total Debentures	R$ 813,633	R$ 1,427,773
Current	14,421	628,886
Non-current	R$ 799,212	798,887
14th
DEBENTURES
Quantity, Issued | instrument	20,000
Quantity, Held in treasury | instrument	20,000
16th - A
DEBENTURES
Total Debentures		612,159
16th - B
DEBENTURES
Quantity, Issued | instrument	800,000
Total Debentures	R$ 813,633	R$ 815,614